Document and Entity Information	12 Months Ended
Dec. 31, 2013
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2013
Entity Registrant Name	Pointer Telocation Ltd
Entity Central Index Key	0000920532
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	7,688,564
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes